Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Contract Liabilities

14) Intangible Assets and Contract Liabilities

The Partnership’s identified finite-lived intangible assets associated with contractual rights for a charter of a Vessel obtained in connection with a step acquisition in 2008 that had favorable contractual terms relative to market as of the acquisition date. The finite-lived intangible assets of $533 were fully amortized as of December 31, 2010. In addition, as part of that transaction, unfavorable contractual rights for charters of two of the Vessels that had unfavorable contractual terms were identified. The unfavorable contract rights are amortized over the period of the contract to time charter and bareboat revenues as follows:

(U.S. Dollars in thousands)	Balance as of December 31, 2013	Amortization for the year ended December 31, 2014	Balance as of December 31, 2014	Amortization for the year ended December 31, 2015	Balance as of December 31, 2015
Contract liabilities:
Unfavorable contract rights	$(14,311)	$1,518	$(12,793)	$1,518	$(11,275)

Total amortization income		$1,518		$1,518

Accumulated amortization for contract liabilities was $6,940 and $5,422 as of December 31, 2015 and 2014, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2016	2017	2018	2019	2020 and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(5,203)